Income Taxes - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Net income loss		¥ (26,795,000)	$ (3,776)			¥ 355,201,000	¥ 450,144,000
Applicable tax rate		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Unrecognized tax benefits | ¥		¥ 0				¥ 0
Valuation allowance | ¥		¥ 503,000
Hong Kong [Member] | PRC Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Percentage of with holding income tax dividends distributed by a foreign- invested enterprise		5.00%	5.00%	5.00%	5.00%
Noncontrolling interest, ownership percentage by parent		25.00%
High and new technology enterprises income tax carry forward period for net operating losses		10 years	10 years	10 years	10 years
Hong Kong [Member] | PRC Subsidiaries [Member] | Tax Year 2023 [Member]
Income Tax Disclosure [Line Items]
Operating tax losses | ¥		¥ 62,534,000				0
Singapore [Member]
Income Tax Disclosure [Line Items]
Applicable tax rate		17.00%	17.00%	17.00%	17.00%
Singapore [Member] | Intchains Pte. Ltd. [Member] | No Expiration Date [Member]
Income Tax Disclosure [Line Items]
Operating tax losses | ¥		¥ 2,957,000				¥ 0
CHINA [Member]
Income Tax Disclosure [Line Items]
Applicable tax rate		25.00%	25.00%	25.00%	25.00%
Percentage of with holding income tax dividends distributed by a foreign- invested enterprise		10.00%	10.00%	10.00%	10.00%
CHINA [Member] | Shanghai Intchains [Member]
Income Tax Disclosure [Line Items]
Percentage of preferential tax rate	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Tax holiday period		5 years	5 years	5 years	5 years
Tax holiday full exemption Period		2 years	2 years	2 years	2 years
Tax holiday half exemption Period		3 years	3 years	3 years	3 years
Enterprise income tax carry forward period for net operating losses		5 years	5 years	5 years	5 years
High and new technology enterprises income tax carry forward period for net operating losses						10 years
CHINA [Member] | Shanghai Intchains [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Percentage of after utilizing all prior year's tax losses		12.50%	12.50%	12.50%	12.50%
CHINA [Member] | Shanghai Intchains [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Percentage of after utilizing all prior year's tax losses		0.00%	0.00%	0.00%	0.00%
CHINA [Member] | Other Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Applicable tax rate		25.00%	25.00%	25.00%	25.00%
First Two Million Hongkong Dollars [Member] | Hong Kong [Member]
Income Tax Disclosure [Line Items]
Net income loss				$ 2
Applicable tax rate		8.25%	8.25%	8.25%	8.25%
Above Two Million Hongkong Dollars [Member] | Hong Kong [Member]
Income Tax Disclosure [Line Items]
Applicable tax rate		16.50%	16.50%	16.50%	16.50%
First 10,000 Dollars [Member] | Singapore [Member] | Partial Tax Exemption [Member]
Income Tax Disclosure [Line Items]
Net income loss					$ 10,000
Percentage of exemption on net chargeable income.		75.00%	75.00%	75.00%	75.00%
Next 290,000 Singapore Dollars [Member] | Singapore [Member] | Partial Tax Exemption [Member]
Income Tax Disclosure [Line Items]
Percentage of exemption on net chargeable income.		50.00%	50.00%	50.00%	50.00%
Next 290,000 Singapore Dollars [Member] | Singapore [Member] | Start Up Tax Exemption [Member]
Income Tax Disclosure [Line Items]
Net income loss					$ 190,000
First 100,000 Singapore Dollars [Member] | Singapore [Member] | Start Up Tax Exemption [Member]
Income Tax Disclosure [Line Items]
Net income loss					$ 100,000
Percentage of exemption on net chargeable income.		75.00%	75.00%	75.00%	75.00%
Next 100,000 Singapore Dollars [Member] | Singapore [Member] | Start Up Tax Exemption [Member]
Income Tax Disclosure [Line Items]
Net income loss					$ 100,000
Percentage of exemption on net chargeable income.		50.00%	50.00%	50.00%	50.00%